Cover Page	Jul. 03, 2024
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Jul. 03, 2024
Entity Registrant Name	3M COMPANY
Entity File Number	1-3285
Entity Tax Identification Number	41-0417775
Entity Address, Address Line One	3M Center
Entity Address, City or Town	St. Paul
Entity Address, Postal Zip Code	55144-1000
City Area Code	651
Local Phone Number	733-1110
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000066740
DELAWARE	DE
Entity Address, State or Province	MN
Common Stock, Par Value $.01 Per Share | New York Stock Exchange
Document Information [Line Items]
Title of 12(b) Security	Common Stock, Par Value $.01 Per Share
Trading Symbol	MMM
Security Exchange Name	NYSE
Common Stock, Par Value $.01 Per Share | Chicago Stock Exchange, Inc.
Document Information [Line Items]
Title of 12(b) Security	Common Stock, Par Value $.01 Per Share
Trading Symbol	MMM
Security Exchange Name	CHX
1.500% Notes due 2026 | New York Stock Exchange
Document Information [Line Items]
Title of 12(b) Security	1.500% Notes due 2026
Trading Symbol	MMM26
Security Exchange Name	NYSE
1.750% Notes due 2030 | New York Stock Exchange
Document Information [Line Items]
Title of 12(b) Security	1.750% Notes due 2030
Trading Symbol	MMM30
Security Exchange Name	NYSE
1.500% Notes due 2031 | New York Stock Exchange
Document Information [Line Items]
Title of 12(b) Security	1.500% Notes due 2031
Trading Symbol	MMM31
Security Exchange Name	NYSE